UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Focused Energy NextShares (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Energy
Integrated Oil & Gas – 6.4%
Chevron Corp.	3	$285
Suncor Energy, Inc.	6	218

		503

Oil & Gas Drilling – 5.9%
Patterson-UTI Energy, Inc.	13	227
Transocean, Inc.(A)	24	241

		468

Oil & Gas Equipment & Services – 30.4%
C&J Energy Services, Inc.(A)	8	198
Core Laboratories N.V.	3	282
Halliburton Co.	10	471
RPC, Inc.	15	273
Schlumberger Ltd.	7	434
Solaris Oilfield Infrastructure, Inc., Class A(A)	13	222
Superior Energy Services, Inc.(A)	31	261
U.S. Silica Holdings, Inc.	10	261

		2,402

Oil & Gas Exploration & Production – 48.1%
Anadarko Petroleum Corp.	6	351
Concho Resources, Inc.(A)	2	322
Continental Resources, Inc.(A)	8	484
Diamondback Energy, Inc.(A)	2	258
EOG Resources, Inc.	4	429
Newfield Exploration Co.(A)	8	186
Oasis Petroleum LLC(A)	31	255
Parsley Energy, Inc., Class A(A)	14	407
Pioneer Natural Resources Co.	2	419
RSP Permian, Inc.(A)	9	403
WPX Energy, Inc.(A)	20	289

		3,803

Oil & Gas Refining & Marketing – 4.5%
Marathon Petroleum Corp.	5	355

Oil & Gas Storage & Transportation – 3.1%
Enterprise Products Partners L.P.	10	243

Total Energy – 98.4%		7,774

TOTAL COMMON STOCKS – 98.4%		$7,774
(Cost: $8,365)

SHORT-TERM SECURITIES
Short Term Investment Funds – 1.7%
State Street Institutional U.S. Government Money Market Fund	136	136

TOTAL SHORT-TERM SECURITIES – 1.7%		$136
(Cost: $136)

TOTAL INVESTMENT SECURITIES – 100.1%		$7,910
(Cost: $8,501)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(5)

NET ASSETS – 100.0%		$7,905

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$7,774	$—	$—
Short-Term Securities	—	136	—
Total	$7,774	$136	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,501

Gross unrealized appreciation	392
Gross unrealized depreciation	(983)

Net unrealized depreciation	$(591)

SCHEDULE OF INVESTMENTS Ivy Focused Growth NextShares (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value

Consumer Discretionary
Automobile Manufacturers – 3.5%
Ferrari N.V.	3		$418

Home Improvement Retail – 5.9%
Home Depot, Inc. (The)	4		691

Internet & Direct Marketing Retail – 5.5%
Amazon.com, Inc.(A)	—	*	644

Total Consumer Discretionary – 14.9%			1,753

Financials
Financial Exchanges & Data – 4.7%
CME Group, Inc.	3		553

Investment Banking & Brokerage – 4.4%
Charles Schwab Corp. (The)	10		514

Total Financials – 9.1%			1,067

Health Care
Biotechnology – 1.0%
Vertex Pharmaceuticals, Inc.(A)	1		123

Managed Health Care – 3.1%
UnitedHealth Group, Inc.	2		363

Pharmaceuticals – 4.1%
Zoetis, Inc.	6		483

Total Health Care – 8.2%			969

Industrials
Aerospace & Defense – 4.0%
Lockheed Martin Corp.	1		476

Construction Machinery & Heavy Trucks – 3.8%
Caterpillar, Inc.	3		450

Railroads – 2.1%
Union Pacific Corp.	2		244

Total Industrials – 9.9%			1,170

Information Technology
Application Software – 11.8%
Adobe Systems, Inc.(A)	4		812
salesforce.com, Inc.(A)	5		585

			1,397

Data Processing & Outsourced Services – 15.7%
MasterCard, Inc., Class A	4		780
PayPal, Inc.(A)	8		579
Visa, Inc., Class A	4		493

			1,852

Home Entertainment Software – 2.7%
Electronic Arts, Inc.(A)	3		321

Internet Software & Services – 7.9%
Alphabet, Inc., Class C(A)	1		692
Facebook, Inc., Class A(A)	1		234

			926

Semiconductor Equipment – 2.8%
Lam Research Corp.	2		326

Systems Software – 6.7%
Microsoft Corp.	9		793

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	3	499

Total Information Technology – 51.8%		6,114

TOTAL COMMON STOCKS – 93.9%		$11,073
(Cost: $8,263)

SHORT-TERM SECURITIES
Short Term Investment Funds – 6.2%
State Street Institutional U.S. Government Money Market Fund	730	730

TOTAL SHORT-TERM SECURITIES – 6.2%		$730
(Cost: $730)

TOTAL INVESTMENT SECURITIES – 100.1%		$11,803
(Cost: $8,993)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(6)

NET ASSETS – 100.0%		$11,797

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$11,073	$—	$—
Short-Term Securities	—	730	—
Total	$11,073	$730	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$8,993

Gross unrealized appreciation	2,832
Gross unrealized depreciation	(22)

Net unrealized appreciation	$2,810

SCHEDULE OF INVESTMENTS Ivy Focused Value NextShares (in thousands)	MARCH 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Advertising – 3.8%
Interpublic Group of Cos., Inc. (The)	17	$385

Apparel, Accessories & Luxury Goods – 3.8%
Hanesbrands, Inc.	21	385

Automobile Manufacturers – 3.9%
General Motors Co.	11	397

Automotive Retail – 3.9%
Penske Automotive Group, Inc.	9	390

General Merchandise Stores – 3.9%
Target Corp.	6	390

Homefurnishing Retail – 3.9%
Williams-Sonoma, Inc.	7	395

Specialized Consumer Services – 3.7%
H&R Block, Inc.	15	374

Total Consumer Discretionary – 26.9%		2,716

Consumer Staples
Packaged Foods & Meats – 3.6%
General Mills, Inc.	8	361

Personal Products – 3.9%
Kimberly-Clark Corp.	4	396

Total Consumer Staples – 7.5%		757

Energy
Oil & Gas Refining & Marketing – 8.7%
PBF Energy, Inc., Class A	14	467
Valero Energy Corp.	4	412

		879

Total Energy – 8.7%		879

Financials
Asset Management & Custody Banks – 4.2%
Federated Investors, Inc., Class B	12	417

Life & Health Insurance – 9.9%
Principal Financial Group, Inc.	8	503
Prudential Financial, Inc.	5	497

		1,000

Mortgage REITs – 6.1%
American Capital Agency Corp.	33	617

Property & Casualty Insurance – 4.2%
Old Republic International Corp.	20	425

Regional Banks – 4.0%
PacWest Bancorp	8	406

Total Financials – 28.4%		2,865

Health Care

Pharmaceuticals – 4.9%
Pfizer, Inc.	14	493

Total Health Care – 4.9%		493

Industrials
Electrical Components & Equipment – 5.0%
Eaton Corp.	6	508

Total Industrials – 5.0%		508

Information Technology
IT Consulting & Other Services – 3.9%
International Business Machines Corp.	3	399

Total Information Technology – 3.9%		399

Materials
Commodity Chemicals – 5.8%
LyondellBasell Industries N.V., Class A	6	582

Paper Packaging – 4.0%
International Paper Co.	8	406

Total Materials – 9.8%		988

Utilities
Electric Utilities – 4.2%
Exelon Corp.	11	429

Total Utilities – 4.2%		429

TOTAL COMMON STOCKS – 99.3%		$10,034
(Cost: $10,199)

SHORT-TERM SECURITIES
Short Term Investment Funds – 0.7%
State Street Institutional U.S. Government Money Market Fund	67	67

TOTAL SHORT-TERM SECURITIES – 0.7%		$67
(Cost: $67)

TOTAL INVESTMENT SECURITIES – 100.0%		$10,101
(Cost: $10,266)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		4

NET ASSETS – 100.0%		$10,105

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$10,034	$—	$—
Short-Term Securities	—	67	—
Total	$10,034	$67	$—

During the period ended March 31, 2018, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Cost	$10,266

Gross unrealized appreciation	280
Gross unrealized depreciation	(445)

Net unrealized appreciation	$(165)

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY NEXTSHARES
(Registrant)

By:	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: May 29, 2018

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2018